Corporate Information and Basis of Presentation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 class country	Dec. 31, 2016 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of major customer classes | class	4
Number of countries products are marketed in (more than) | country	130
General and administrative, restructuring, integration and other
Restructuring Cost and Reserve [Line Items]
Reclassifications out of research and development		$ 26.3
Reclassifications out of selling and marketing		$ 25.0